PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50	$ 11.50
Proceeds from Issuance of Warrants		$ 15,800,000	$ 0	$ 15,800,000
Private Placement [Member]
Number Of Warrants Issued	15,800,000				15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00			$ 1.00	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000				$ 15,800,000
Class A Common Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50